Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of Financial Performance
	Year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Revenue	-	229	627
Expenses	-	924	5,227
Loss before taxes on income	-	(695)	(4,600)
Gain from sale of discontinued operations	82	-	-
Taxes on income	-	-	-
Profit (loss) from discontinued operations, net of tax	82	(695)	(4,600)

Basic and diluted loss per share from discontinued operations (in U.S. dollars)	0.00	(0.03)	(0.17)

Schedule of Cash flows
	Year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Net cash used in operating activities	-	(935)	(4,216)
Net cash used in investing activities	-	-	-
Net cash used in financing activities	-	(13)	(113)
Net cash outflow	-	(948)	(4,329)